Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income attributable to the group	$ 47,760	$ 91,857	$ 139,456	$ 180,154
Noncontrolling interest adjustment to redemption amount	0	0	(4,522)	0
Net income attributable to the Group (including NCI redemption adjustment)	$ 47,760	$ 91,857	$ 134,934	$ 180,154
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 0.91	$ 1.70	$ 2.55	$ 3.34
Diluted (USD per share)	$ 0.90	$ 1.69	$ 2.51	$ 3.31